Consolidated Balance Sheets - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets:
Cash and cash equivalents	$ 2,759,909	$ 4,455,751	$ 394,398
Accounts receivable	185,363	10,908	26,311
Accounts receivable - related party	0	39,625	564
Inventory, net	82,678	69,787	47,432
Other receivables	3,625
Prepaid expenses	49,397	115,833	8,280
Total Current Assets	3,080,972	4,691,904	476,985
Property and equipment, net	4,697,202	4,578,135	6,336
Operating lease right of use assets	137,880
Other Assets
Deposits	6,630	7,872	7,210
Intangible assets, net	128,479	0	0
Goodwill	162,572	0	0
Total Assets	8,213,735	9,277,911	490,531
Current Liabilities:
Accounts payable and accrued liabilities	214,588	163,661	449,256
Accounts payable - related party	0	4,921	0
Other payable	0	7,210	0
Customer deposit	30,836	36,184	31,734
Lease liability, current portion	42,201
Taxes payable		0	800
Promissory note - short term	50,000
Total Current Liabilities	337,625	211,976	481,790
Non-current Liabilities:
Convertible promissory note, net	0	0	81,342
Noncurrent operating leases	106,597
Total Liabilities	444,222	211,976	563,132
Stockholders' Equity:
Common stock, par value $0.001 per share, 75,000,000 shares authorized;	40,959	40,907	34,575
Additional paid-in capital	13,516,559	12,956,486	1,871,618
Shares to be issued, common shares	35,455	72,000	0
Accumulated deficit	(5,823,460)	(4,003,458)	(1,978,794)
Total Stockholders' Equity	7,769,513	9,065,935	(72,601)
Total Liabilities and Stockholders' Equity	$ 8,213,735	$ 9,277,911	$ 490,531